CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Jan. 01, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Allowance for account receivable | ¥	¥ 8,397			¥ 1,609			¥ 0
Allowance for prepaid expenses and other current assets | ¥	6,290			95
Accrued expenses and other current liabilities	128,001	$ 18,029		153,023
Deferred revenue and customer advances	44,949	6,331	¥ 42,385	42,385		¥ 243,878
Operating lease liabilities, current	7,647	1,077		18,719
Operating lease liabilities, non-current	¥ 9,660	$ 1,361		¥ 7,534
Class A Ordinary Shares
Common stock, par value | $ / shares		$ 0.0001			$ 0.0001
Common stock, shares authorized | shares	1,300,000,000	1,300,000,000		1,300,000,000
Common stock, shares issued | shares	328,901,755	328,901,755		428,982,151
Common stock, shares outstanding | shares	328,901,755	328,901,755		428,982,151
Class B Ordinary Shares
Common stock, par value | $ / shares		$ 0.0001			$ 0.0001
Common stock, shares authorized | shares	100,000,000	100,000,000		100,000,000
Common stock, shares issued | shares	58,453,168	58,453,168		58,453,168
Common stock, shares outstanding | shares	58,453,168	58,453,168		58,453,168
VIEs
Accrued expenses and other current liabilities | ¥	¥ 31,272			¥ 35,220
Deferred revenue and customer advances | ¥	42,768			40,092
Operating lease liabilities, current | ¥	5,781			8,179
Operating lease liabilities, non-current | ¥	¥ 6,530			¥ 3,563